Equity-Accounted Investees - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pathway Rx Inc [Member]
Statements [Line Items]
Proportion of ownership interest in associate	25.00%
Sun Stream Bancorp Inc. [Member]
Statements [Line Items]
Proportion of ownership interest in joint venture	50.00%
Capital funded	$ 25,089	$ 119,137
Commitment To funded Capital Towards Joint Venture Monetary Instant Credit Definition	$ 538,000